PARTY-IN-INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Related Party Transactions
The Plan invests in First Merchants Corporation common stock. Changes in investments in First Merchants Corporation common stock, measured at fair value, were as follows:

First Merchants Corporation Common Stock
Balance at January 1, 2024	$9,873,507

Total unrealized gain included in net decrease in
net assets available for benefits	3,914
Total realized gain included in net decrease in
net assets available for benefits	646,191
Purchases	3,469,100
Settlements	(5,006,484)

Balance at December 31, 2024	$8,986,228

Total unrealized loss included in net decrease in
net assets available for benefits	(719,670)
Total realized gain included in net decrease in
net assets available for benefits	233,604
Purchases	2,109,443
Settlements	(2,141,317)

Balance at December 31, 2025	$8,468,288